Note 14 - Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Subsequent Event [Member]
Note 14 - Commitments and Contingencies (Details) [Line Items]
Litigation Settlement, Amount			$ 580
Operating Leases, Rent Expense	193	189
Operating Leases, Future Minimum Payments Due	$ 181